SUBSCRIPTION RECEIVABLE	12 Months Ended
Dec. 31, 2011
SUBSCRIPTION RECEIVABLE
SUBSCRIPTION RECEIVABLE

22.                               SUBSCRIPTION RECEIVABLE

In October 2010, the Company issued 7,000,000 ordinary shares to two Company executives at $0.701 per share, respectively.  The two executives issued promissory notes of $4,909 bearing an interest rate of 5.6% per annum to the Company to settle the issuance consideration.  The promissory notes become due and payable at the earlier of (1)3 years, (2) termination of employment of the two executives with the Group, and (2) immediately prior to the Company’s qualified IPO.  The loans are secured by the pledge of the underlying ordinary shares to be issued.  The Group recorded the loans receivable as subscription receivable, a contra-account in equity, as of December 31, 2010. The subscription receivable had been collected in April 14, 2011.